BALANCE SHEET	Dec. 31, 2020 USD ($)
Current Assets
Cash	$ 719,926
Prepaid expenses	608,945
Total Current Assets	1,328,871
Cash and marketable securities held in Trust Account	239,795,125
Total Assets	241,123,996
Current Liabilities
Accrued expenses	1,112,155
Accrued offering costs	372,483
Total Current Liabilities	1,484,638
Deferred underwriting fee payable	8,391,121
Total Liabilities	9,875,759
Commitments
Class A ordinary shares subject to possible redemption, 22,649,440 shares at redemption value	226,248,228
Shareholders' Equity
Additional paid-in capital	6,553,617
Accumulated deficit	(1,554,342)
Total Shareholders' Equity	5,000,009
Total Liabilities and Shareholders' Equity	241,123,996
Class A Ordinary Shares
Shareholders' Equity
Common stock value	135
Class B Ordinary Shares
Shareholders' Equity
Common stock value	$ 599